UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  February 12, 2008

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		27

FORM 13F Information Table Value Total:	$13,251,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1235    26944 SH       SOLE                    26944
Adobe                          COM              00724F101      439    20600 SH       SOLE                    20600
Amdocs                         COM              G02602103      363    19860 SH       SOLE                    19860
Apple Computing                COM              037833100      465     5450 SH       SOLE                     5450
BJ's Restaurants Inc.          COM              09180C106      254    23598 SH       SOLE                    23598
Bio Reference Lab              COM              09057G602     1028    39191 SH       SOLE                    39191
Biovail Corporation            COM              09067J109      513    54307 SH       SOLE                    54307
Blue Earth Refineries          COM              G11999102      109   114443 SH       SOLE                   114443
CR Bard                        COM              067383109      899    10664 SH       SOLE                    10664
Catalyst Pharmaceuticals       COM              14888U101       68    38000 SH       SOLE                    38000
China Medical Technology ADS   COM              169483104      607    29962 SH       SOLE                    29962
Fuelnation, Inc.               COM              359528205        0   496780 SH       SOLE                   496780
Intel Corp.                    COM              458140100      563    38411 SH       SOLE                    38411
KHD Humboldt Wedag Inter'l Ltd COM              482462108      580    51899 SH       SOLE                    51899
KV Pharmaceutical Cl A         COM              482740206      449   155985 SH       SOLE                   155985
L3 Communications Hldg         COM              502424104      734     9943 SH       SOLE                     9943
Mass Financial Corp. Class A   COM              P64605101     1115   262440 SH       SOLE                   262440
Mattson Technology             COM              577223100      245   173636 SH       SOLE                   173636
Mymetics Corp                  COM              62856A102       25   211790 SH       SOLE                   211790
NII Holdings                   COM              62913F201      991    54497 SH       SOLE                    54497
O2 Micro                       COM              67107W100      194    99043 SH       SOLE                    99043
QUALCOMM                       COM              747525103      416    11611 SH       SOLE                    11611
SWA REIT                       COM              P85441114        0    96320 SH       SOLE                    96320
Scientific Games               COM              80874P109      777    44316 SH       SOLE                    44316
Semitool Inc.                  COM              816909105      354   116227 SH       SOLE                   116227
Sigma Design                   COM              826565103      445    46817 SH       SOLE                    46817
Staples Inc.                   COM              855030102      382    21311 SH       SOLE                    21311